Shareholder Report, Holdings (Details) - Sector Rotation Fund (No Load Shares)	Sep. 30, 2024
Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Vanguard Communication Services ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Vanguard Industrials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Vanguard Consumer Discretionary ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Vanguard Health Care ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Vanguard Financials ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Vanguard Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
ProShares UltraPro Short QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco Aerospace & Defense ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
ProShares UltraPro Short S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%